Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 28.7	$ 33.6	$ 28.6
Work in process	48.1	54.6	39.2
Finished goods	181.8	195.0	134.5
Gross inventories before valuation adjustments	258.6	283.2	202.3
Valuation adjustments	(19.7)	(19.2)	(18.5)
Net inventories	$ 238.9	$ 264.0	$ 183.8